Income tax, Amounts Recognized in OCI (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	$ 334,825,960	$ (889,857,747)	$ 6,006,484,867
Amounts recognized in OCI, Tax (expense) benefit	(100,447,638)	266,957,324	(1,801,945,460)
Other comprehensive income for the period	234,378,322	(622,900,423)	4,204,539,407
Remeasurement of Defined Benefit Liability [Member]
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	16,372	124,599	(2,554,480)
Amounts recognized in OCI, Tax (expense) benefit	(4,762)	(37,380)	766,344
Other comprehensive income for the period	11,610	87,219	(1,788,136)
Revaluation of Property, Construction in Process and Equipment [Member]
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	338,809,588	(889,982,346)	6,009,039,347
Amounts recognized in OCI, Tax (expense) benefit	(100,442,876)	266,994,704	(1,802,711,804)
Other comprehensive income for the period	$ 234,366,712	$ (622,987,642)	$ 4,206,327,543